SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 20	$ 29	$ 13
Charged to other accounts	(6)	9	(20)
Deductions	(24)	(11)	(6)
Ending balance	116	126	99	112
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	124	77	16
Charged to other accounts	198	24	(8)
Deductions	(81)	(11)	5
Ending balance	$ 452	$ 211	$ 121	$ 108